Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales to related parties	$ 1,063	$ 1,275	$ 762
Services from related parties	$ 311	$ 170	$ 351